Average Annual Total Returns{- Wireless Portfolio} - 02.28 Select Portfolios: Group 9 Telecommunications Services Sector Retail Combo PRO-15 - Wireless Portfolio	Wireless Portfolio-Default Return Before Taxes Past 1 year	Wireless Portfolio-Default Return Before Taxes Past 5 years	Wireless Portfolio-Default Return Before Taxes Past 10 years	Wireless Portfolio-Default After Taxes on Distributions Past 1 year	Wireless Portfolio-Default After Taxes on Distributions Past 5 years	Wireless Portfolio-Default After Taxes on Distributions Past 10 years	Wireless Portfolio-Default After Taxes on Distributions and Sales Past 1 year	Wireless Portfolio-Default After Taxes on Distributions and Sales Past 5 years	Wireless Portfolio-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	SP033 Past 1 year	SP033 Past 5 years	SP033 Past 10 years
Total	33.09%	19.21%	13.50%	30.06%	17.15%	11.66%	20.37%	14.88%	10.53%	18.40%	15.22%	13.88%	21.34%	14.34%	9.73%